Profit before tax (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of profit loss before tax [Abstract]
Included in cost of revenue Depreciation	¥ 112,039	¥ 109,755	¥ 64,642
Included in G&A expenses Depreciation	1,015	730	396
Included in selling expenses Amortization	446	662	948
Included in selling expenses Depreciation	¥ 74	¥ 0	¥ 0